CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (FY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivable from Stockholders [Member]	Accumulated Deficit [Member]	Total	Intermex Holdings, Inc. and Subsidiaries [Member] Common Stock [Member]	Intermex Holdings, Inc. and Subsidiaries [Member] Additional Paid-in Capital [Member]	Intermex Holdings, Inc. and Subsidiaries [Member] Accumulated Deficit [Member]	Intermex Holdings, Inc. and Subsidiaries [Member] Accumulated Other Comprehensive Loss [Member]	Intermex Holdings, Inc. and Subsidiaries [Member]	Intermex Holdings, Inc. and Subsidiaries [Member] Series A Convertible Preferred Stock [Member]
Balance (Predecessor Company [Member]) at Dec. 31, 2014						$ 1,353,680	$ 122,971,721	$ (82,708,823)	$ (73,604)	$ 51,993,637	$ 10,450,663
Balance (in shares) (Predecessor Company [Member]) at Dec. 31, 2014						135,368,059					10,451
Net income (loss) | Predecessor Company [Member]						$ 0	0	5,757,824	0	5,757,824	$ 0
Purchase of Preferred Stock | Predecessor Company [Member]						0	0	0	0	(10,639,850)	$ (10,639,850)
Purchase of Preferred Stock (in shares) | Predecessor Company [Member]											(10,640)
Common dividend distributions | Predecessor Company [Member]						0	(18,144,839)	0	0	(18,144,839)	$ 0
Preferred dividend in-kind | Predecessor Company [Member]						0	(189,187)	0	0	0	$ 189,187
Preferred dividend in-kind (in shares) | Predecessor Company [Member]											189
Share-based compensation | Predecessor Company [Member]						$ 21,743	41,096	0	0	62,839	$ 0
Share-based compensation (in shares) | Predecessor Company [Member]						2,174,306					0
Adjustment from foreign currency translation | Predecessor Company [Member]						$ 0	0	0	(56,582)	(56,582)	$ 0
Balance (Predecessor Company [Member]) at Dec. 31, 2015						$ 1,375,423	104,678,791	(76,950,999)	(130,186)	28,973,029	$ 0
Balance at Dec. 31, 2015	$ 530	$ 24,470	$ (25,000)	$ (2,187)	$ (2,187)
Balance, (in shares) (Predecessor Company [Member]) at Dec. 31, 2015						137,542,365					0
Balance, (in shares) at Dec. 31, 2015	5,298,333
Balance at May. 27, 2015	$ 0	0	0	0	0
Balance (in shares) at May. 27, 2015	0
Net income (loss)	$ 0	0	0	(2,187)	(2,187)
Common stock issued to Initial Stockholders in exchange for a note receivable	$ 530	24,470	(25,000)	0	0
Common stock issued to Initial Stockholders in exchange for a note receivable (in shares)	5,298,333
Balance (Predecessor Company [Member]) at Dec. 31, 2015						$ 1,375,423	104,678,791	(76,950,999)	(130,186)	28,973,029	$ 0
Balance at Dec. 31, 2015	$ 530	24,470	(25,000)	(2,187)	(2,187)
Balance, (in shares) (Predecessor Company [Member]) at Dec. 31, 2015						137,542,365					0
Balance, (in shares) at Dec. 31, 2015	5,298,333
Net income (loss) | Predecessor Company [Member]						$ 0	0	9,400,026	0	9,400,026	$ 0
Net income (loss)	$ 0	0	0	(1,621)	(1,621)
Purchase of Common Stock | Predecessor Company [Member]						$ (576,271)	(33,423,729)	0	0	(34,000,000)	0
Purchase of Common Stock (in shares) | Predecessor Company [Member]						(57,627,100)
Common dividend distributions | Predecessor Company [Member]						$ 0	(1,286,995)	0	0	(1,286,995)	0
Share-based compensation | Predecessor Company [Member]						$ 19,639	42,924	0	0	62,563	$ 0
Share-based compensation (in shares) | Predecessor Company [Member]						1,963,900					0
Adjustment from foreign currency translation | Predecessor Company [Member]						$ 0	0	0	109,920	109,920	$ 0
Collection of notes receivable from stockholders	0	0	25,000	0	25,000
Balance (Predecessor Company [Member]) at Dec. 31, 2016						$ 818,791	70,010,991	(67,550,973)	(20,266)	3,258,543	$ 0
Balance at Dec. 31, 2016	$ 530	24,470	0	(3,808)	21,192
Balance, (in shares) (Predecessor Company [Member]) at Dec. 31, 2016						81,879,165					0
Balance, (in shares) at Dec. 31, 2016	5,298,333
Net income (loss) | Predecessor Company [Member]						$ 0	0	(3,318,421)	0	(3,318,421)	$ 0
Share-based compensation | Predecessor Company [Member]						$ 5,611	2,910,713	0	0	2,916,324	$ 0
Share-based compensation (in shares) | Predecessor Company [Member]						561					0
Adjustment from foreign currency translation | Predecessor Company [Member]						$ 0	0	0	(2,453)	(2,453)	$ 0
Balance (Predecessor Company [Member]) at Jan. 31, 2017						824,402	72,921,704	(70,869,394)	(22,719)	2,853,993	0
Balance at Jan. 31, 2017						$ 0	64,410,000	0	0	64,410,000	$ 0
Balance, (in shares) (Predecessor Company [Member]) at Jan. 31, 2017						81,879,726					0
Balance, (in shares) at Jan. 31, 2017						10					0
Balance (Predecessor Company [Member]) at Dec. 31, 2016						$ 818,791	70,010,991	(67,550,973)	(20,266)	3,258,543	$ 0
Balance at Dec. 31, 2016	$ 530	24,470	0	(3,808)	21,192
Balance (in shares) (Predecessor Company [Member]) at Dec. 31, 2016						81,879,165					0
Balance (in shares) at Dec. 31, 2016	5,298,333
Net income (loss)	$ 0	0	0	(185,347)	(185,347)
Issuance of common stock to Initial Stockholders	$ 70	3,241	0	0	3,311
Issuance of common stock to Initial Stockholders (in shares)	701,667
Sale of 17,500,000 Units, net of underwriters discount and offering expenses	$ 1,750	162,086,162	0	0	162,087,912
Sale of 17,500,000 Units, net of underwriters discount and offering expenses, (in shares)	17,500,000
Sale of 420,000 Placement Units	$ 42	4,199,958	0	0	4,200,000
Sale of 420,000 Placement Units (in shares)	420,000
Forfeiture of 26,667 shares of common stock due to underwriter not exercising its full over-allotment option	$ (3)	3	0	0	0
Forfeiture of 26,667 shares of common stock due to underwriter not exercising its full over-allotment option (in shares)	(26,667)
Common stock subject to redemption	$ (1,611)	(161,125,449)	0	0	(161,127,060)
Common stock subject to redemption (in shares)	(16,112,706)
Balance at Dec. 31, 2017	$ 778	5,188,385	0	(189,155)	5,000,008	$ 0	46,077,943	(10,173,453)	(2,371)	35,902,119	$ 0
Balance, (in shares) at Dec. 31, 2017	7,780,627					10					0
Balance (Predecessor Company [Member]) at Jan. 31, 2017						$ 824,402	72,921,704	(70,869,394)	(22,719)	2,853,993	$ 0
Balance at Jan. 31, 2017						$ 0	64,410,000	0	0	64,410,000	$ 0
Balance (in shares) (Predecessor Company [Member]) at Jan. 31, 2017						81,879,726					0
Balance (in shares) at Jan. 31, 2017						10					0
Net income (loss)						$ 0	0	(10,173,453)	0	(10,173,453)	$ 0
Common dividend distributions						0	(20,178,000)	0	0	(20,178,000)	0
Share-based compensation						$ 0	1,845,943	0	0	1,845,943	$ 0
Share-based compensation (in shares)						0					0
Adjustment from foreign currency translation						$ 0	0	0	(2,371)	(2,371)	$ 0
Balance at Dec. 31, 2017	$ 778	$ 5,188,385	$ 0	$ (189,155)	5,000,008	$ 0	$ 46,077,943	$ (10,173,453)	$ (2,371)	35,902,119	$ 0
Balance, (in shares) at Dec. 31, 2017	7,780,627					10					0
Net income (loss)					(79,686)					1,304,583
Balance at Jun. 30, 2018					$ 5,000,002					$ 37,904,198